Net Loss per Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Earnings Per Share [Abstract]
Summary of Basic and diluted net loss per share attributable to common stockholders
Basic and diluted net loss per share attributable to common stockholders for the three months ended June 30, was calculated as follows (in thousands, except share and per share amounts):

	Three Months Ended June 30,
	2025	2024
Numerator:
Net loss	$(7,585)	$(6,259)
Less: accretion of Preferred Stock	$3,149	$2,908

Net loss attributable to common stockholders — basic and diluted	$(10,734)	$(9,167)

Denominator:
Weighted-average common stock outstanding	1,411,649	980,803

Weighted-average Series A convertible preferred outstanding	994,869	994,869

Net loss per share attributable to common stockholders — basic and diluted	$(4.46)	$(4.64)

Net loss per share attributable to Series A stockholders — basic and diluted	$(4.46)	$(4.64)

Basic and diluted net loss per share attributable to common stockholders for the six months ended June 30, was calculated as follows (in thousands, except share and per share amounts):

	2025	2024
Numerator:
Net loss	$(13,662)	$(28,573)
Less: accretion of preferred stock	$6,200	$5,759

Net loss attributable to common stockholders — basic and diluted	$(19,862)	$(34,332)

Denominator:
Weighted-average common stock outstanding	1,410,811	980,803

Weighted-average Series A convertible preferred outstanding	994,869	994,869

Net loss per share attributable to common stockholders — basic and diluted	$(8.26)	$(17.38)

Net loss per share attributable to Series A stockholders — basic and diluted	$(8.26)	$(17.38)

Summary Of Computation Of Diluted Net Loss Per Share Attributable To Common Stockholders [Table Text Block]	The Company excluded potentially dilutive securities from the computation of diluted net loss per share attributable to common stockholders for the period presented because including them would have had an anti-dilutive effect:

	As of June 30,
	2025	2024
Series B Convertible preferred stock (as converted to common stock)	239,156,361	239,156,361
Series C Convertible preferred stock (as converted to common stock)	398,512,768	398,512,768
Series Seed Convertible preferred stock (as converted to common stock)	71,428,571	71,428,571
Contingently issuable ordinary shares pursuant to Hutchmed share subscription agreement	—	140,636,592
Stock options to purchase common stock	158,575,852	141,325,852

Total	867,673,552	991,060,144